Cost of Sales (Tables)	12 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Disclosure of Cost of Sales

	SA Rand
Figures in million	2026	2025 Restated[1]	2024 Restated[1]
Production costs[1] (a)	48 435	43 149	38 995
Amortisation and depreciation of mining assets[1] (b)	7 174	4 902	4 650
Amortisation and depreciation of assets other than mining assets	162	77	96
Rehabilitation expenditure (c)	98	142	3
Care and maintenance costs of restructured shafts	328	380	246
Employment termination and restructuring costs (d)	105	200	86
Share-based payments (e)	601	573	171
Impairment/(reversal of impairment) of assets (f)	(2 779)	—	2 793
Toll treatment costs (g)	533	368	420
Other	(1)	(25)	(51)
Total cost of sales[1]	54 656	49 766	47 409
[1] Refer to note 38 for further detail on restatement.
(a)Production costs include mine production, transport and refinery costs, applicable general administrative costs, movement in inventories and ore stockpiles, concurrent environmental rehabilitation costs and transfers for stripping activities. Employee termination costs are included, except for employee termination costs associated with major restructuring and shaft closures, which are separately disclosed.
Production costs increased by R5.3 billion (12.3% year on year) during the 2026 year. These costs increased mainly due to above-inflation increases on costs including labour, contractors, electricity and consumables. The acquisition of MAC Copper contributed R1.6 billion to the increase in costs. Further the royalty expense increased due to higher revenue generated by the South African operations, which forms the basis for the calculation of South African mining tax royalties, as well as increasing rates used in the calculation. This was further impacted by the depletion of tax offsets due to increased profitability over the past two years. This was partially offset by an inventory adjustment of R668 million due to higher gold stock quantities on hand as at 30 June 2026. Increased stripping activities at both Kalgold and Hidden Valley resulted in a credit of
R1.2 billion to production costs during FY26.
Production costs increased by R4.2 billion (10.7% year on year) during 2025. These costs increased mainly due to above-
inflation increases on costs including labour, contractors, consumables and electricity. The royalty expense increased due to a higher rate being applied as a result of higher profits, as well as the increased revenue base to which it was applied. The change in inventory for the year increased production costs by R50 million due to lower gold stock quantities on hand as at
30 June 2025.
5Cost of sales continued
(a)Production costs continued
Production costs, analysed by nature, consist of the following:

	SA Rand
Figures in million	2026	2025 Restated[1]	2024 Restated[1]
Labour costs, including contractors[1]	25 082	22 390	21 391
Consumables	11 470	10 461	10 101
Water and electricity	10 226	8 894	7 633
Insurance	409	318	293
Transportation	678	552	517
Change in inventory	(668)	50	(487)
Capitalisation of mine development costs	(2 504)	(2 429)	(2 315)
Stripping activities	(1 171)	(730)	(892)
Royalty expense - regulatory	3 384	1 910	1 277
Other[1]	1 529	1 733	1 477
Total production costs[1]	48 435	43 149	38 995
[1]Refer to note 38 for further detail on restatement.
Refer to note 40 for further detail on the production costs.
(b)The increase in depreciation for the 2026 year is mainly attributable to depreciation recognised on the assets acquired as part of the acquisition of MAC Copper, contributing R439 million from the depreciation of assets as well as R866 million recognised on the mineral right. A higher depreciable asset base at the South African operations from the commissioning of assets at the end of FY25 resulted in increased depreciation being recognised for the year.
The increased depreciation for the 2025 year was mainly attributable to higher production at Hidden Valley, increasing depreciation by R230 million year on year. Furthermore, assets brought into use on the completion of phase 1 of the
Kareerand TSF Extension project at the Mine Waste Solutions operation contributed a R102 million increase. These increases were offset by a decrease for Mponeng, where the depreciation decreased by R149 million year on year. This decrease stemmed from Mponeng’s increased reserve tonnes, which is the base for the depreciation calculation in terms of the units-of-
production method.
(c)For the assumptions used to calculate the rehabilitation costs, refer to note 24. This expense includes the change in estimate for the rehabilitation provision where an asset no longer exists as well as costs related to the rehabilitation process. For 2026,
R110 million (2025: R82 million) (2024: R92 million) was spent on rehabilitation in South Africa.
(d)Harmony offered voluntary severance packages to employees to address over-complement labour and improve redundancies following the approval of the 2025 business plan in August 2024. This ceased in December 2025.
(e)Refer to note 34 for details on the share-based payment schemes implemented by the group.
(f)Management performed an assessment for indicators of impairment as well as indicators of reversal of previously recorded impairment losses in terms of IAS 36 Impairment of Assets. Specific circumstances surrounding each of the individual CGUs were considered in this assessment in order to identify significant changes in the current financial year. The recoverable amounts for the CGUs tested were determined on a fair value less cost to sell basis using assumptions in the discounted cash flow models and attributable resource values. These are fair value measurements classified as level 3 of the fair value hierarchy.
Indicators and results of impairment assessments
The Moab Khotsong, Tshepong South, Joel, Target 1, Kusasalethu and Masimong CGUs experienced operational issues during the year ended 30 June 2026. These operational issues were considered to be indications of potential impairment and therefore an impairment assessment was performed for these CGUs. An impairment assessment was also performed for CSA which is subject to an annual impairment test as the CGU contains goodwill (refer to note 13 for further detail).
Additionally, on 24 November 2025 the final investment decision for Eva Copper was approved, thereby resulting in its technical and commercial viability being demonstrable. On this date, Eva Copper was reclassified from undeveloped properties to mining assets under construction. In accordance with IFRS 6 Exploration for and Evaluation of Mineral
Resources, an impairment assessment was performed for Eva Copper prior to its reclassification to mining assets under construction.
For the 2025 financial year, the Joel, Target 1, Masimong, Kusasalethu, Tshepong South and Kalgold CGUs experienced operational issues. Additionally, there were adverse changes to Target 1's LOM plan. These operational issues and the changes in the LOM plan of Target 1 were considered to be indicators of potential impairment and therefore an impairment assessment was performed for these CGUs as at 30 June 2025.
5Cost of sales continued
(f)Impairment/(reversal of impairment) of assets continued
Indicators and results of impairment assessments continued
For the 2024 financial year, the Target 1 and Doornkop CGUs experienced operational issues. Additionally, there were significant adverse changes to Doornkop's LOM plan. These issues and changes were considered to be indicators of potential impairment and therefore an impairment assessment was performed for the Target 1 and Doornkop CGUs.
Subsequent to 30 June 2024, management received information relating to the preliminary results of the exploration drilling programme conducted for Target North. These preliminary results indicated that a decrease of the mineral resource estimation attributable to Target North is likely. The decrease in the attributable ounces indicated by the preliminary results constitutes an indication of impairment. Even though the information was received after the reporting date, it has been assessed to be an adjusting event in terms of IAS 10, Events after the Reporting Date, as it provides more reliable information of circumstances that already existed as at 30 June 2024. Therefore an impairment assessment was also performed for
Target North in 2024.
Based on the impairment tests performed, no impairments were recorded for the 2026 and 2025 financial years. For the 2024 financial year, an impairment of property, plant and equipment was recorded for Target North of R2.8 billion.
The recoverable amount of Target North as at 30 June 2024 was R888 million. Target North is a greenfields exploration project. The impairment was as a result of information received during August 2024 by management relating to the preliminary results of the exploration drilling programme conducted. These preliminary results indicated a decrease in the mineral resource estimation.
The mineral resource estimate used to determine the recoverable amount of Target North changed from the previous estimate of 56.4 million resource ounces, consisting of 22 million indicated resources and 34.4 million inferred resources, to the current mineral resource estimate of 13.8 million ounces of inferred resources. The gold resource multiple price in US dollar terms was unchanged from previous assessments. Any reasonable possible changes to the unobservable inputs of the mineral resource estimate for Target North would have resulted in immaterial changes.
Indicators and results of reversal of impairment assessments
For CGUs that had previously been impaired, management first determined the carrying amounts that would have existed (net of depreciation) had no impairment losses been recognised in prior periods. Where this depreciation had not eliminated the depreciable amount available for reversal, management then assessed whether the impairment loss may no longer exist or may have decreased, including whether the estimated service potential of each CGU had increased in a sustained manner since the impairment was recognised.
For the 2026 financial year, indicators that a previously recognised impairment loss may no longer exist or may have decreased were identified for the Tshepong North, Tshepong South, Kusasalethu, Target 1 and Doornkop operations.
Management also performed assessments for the Moab Khotsong, Joel, Masimong and Target North operations and concluded that no reversal of previously recognised impairments of these CGUs was required as at 30 June 2026. For the
2025 and 2024 financial years, no indicators of reversal of impairment were identified and therefore no reversal of impairments were recognised. Refer to note 14 for further information.
Based on the reversal of impairment tests performed, the below reversal of previously recognised impairments were recognised as at 30 June 2026. These reversals of impairment reflect an increase in the estimated service potential of the respective CGUs, as a result of significantly higher gold price assumptions applied in the valuations at 30 June 2026. The reversal of impairments are presented as part of cost of sales on the group income statement.
At 31 December 2025, a reversal of previously recognised impairment relating to the Tshepong North CGU of R941 million was recognised. Cumulative impairments for Tshepong North of R2.3 billion was previously recognised, and the total recoverable amount as at 31 December 2025 was determined as R3.6 billion.
The reversal of impairment of assets recognised at 30 June 2026 is as follows:

Figures in million	SA Rand
CGU	Cumulative impairment recognised	Total recoverable amount	Reversal of impairment
Tshepong North	2 295	11 004	635
Tshepong South	2 987	4 314	651
Kusasalethu	2 092	7 416	266
Doornkop	617	8 249	286
(g)Relates to costs associated with services rendered for the treatment of third-party gold-bearing material. Refer to note 4 for further detail.

Disclosure of Production Costs	Production costs, analysed by nature, consist of the following:

	SA Rand
Figures in million	2026	2025 Restated[1]	2024 Restated[1]
Labour costs, including contractors[1]	25 082	22 390	21 391
Consumables	11 470	10 461	10 101
Water and electricity	10 226	8 894	7 633
Insurance	409	318	293
Transportation	678	552	517
Change in inventory	(668)	50	(487)
Capitalisation of mine development costs	(2 504)	(2 429)	(2 315)
Stripping activities	(1 171)	(730)	(892)
Royalty expense - regulatory	3 384	1 910	1 277
Other[1]	1 529	1 733	1 477
Total production costs[1]	48 435	43 149	38 995
[1]Refer to note 38 for further detail on restatement.
Refer to note 40 for further detail on the production costs.

Disclosure of Impairment of Assets	The reversal of impairment of assets recognised at 30 June 2026 is as follows:

Figures in million	SA Rand
CGU	Cumulative impairment recognised	Total recoverable amount	Reversal of impairment
Tshepong North	2 295	11 004	635
Tshepong South	2 987	4 314	651
Kusasalethu	2 092	7 416	266
Doornkop	617	8 249	286